STATEMENTS OF CASH FLOWS INCEPTION	7 Months Ended
Dec. 31, 2021 USD ($)
Cash Flows from Operating Activities:
Net loss	$ (144,837)
Adjustments to reconcile net loss to net cash used in operating activities:
Interest earned on investment held in Trust Account	(484)
Changes in operating assets and liabilities:
Prepaid expenses	(280,057)
Franchise tax payable	124,434
Net cash used in operating activities	(300,944)
Cash Flows from Investing Activities:
Purchase of investment held in trust account	(65,000,000)
Net cash used in Investing Activities	(65,000,000)
Cash Flows from Financing Activities:
Proceeds from issuance of shares of Common Stock to the Sponsor	25,000
Proceeds from sale of public units through public offering	65,000,000
Proceeds from sale of private placement shares	2,500,000
Payment of underwriters' discount	(1,300,000)
Payment of offering costs	(397,431)
Proceeds from issuance of promissory note to related party	125,547
Repayment on promissory note to related party	(125,547)
Net cash provided in financing activities	65,827,569
Net Change in Cash	526,625
Cash at beginning of period	0
Cash at end of period	526,625
Supplemental Disclosure of Non-cash Financing Activities
Reclassification of common stock subject to redemption	$ 65,000,000